Recent Accounting Pronouncements	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Pronouncements

4. Recent Accounting Pronouncements

In February 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-02, “Leases (Topic 842),” which requires companies that are lessees to recognize a right-of-use asset and lease liability for most leases that do not meet the definition of a short-term lease. For income statement purposes, leases will continue to be classified as either operating or financing. Classification will be based on criteria that are largely similar to those applied in current lease accounting. This standard will result in extensive qualitative and quantitative disclosure changes. This standard will be effective for annual reporting periods beginning after December 15, 2018, including interim periods within that reporting period. The Company is currently evaluating the impact of this ASU on its financial position and results of operations.

In March 2016, the FASB issued ASU 2016-09, “Compensation — Stock Compensation (Topic 718),” which simplifies several aspects of accounting for share-based payment transactions, including the income tax consequences, classifications of awards as either equity or liabilities and classification on the statement of cash flows. This standard will be effective for annual reporting periods beginning after December 15, 2016 and interim periods within that reporting period. Early adoption is permitted. The Company is currently evaluating the impact of this ASU on its financial statements and related disclosures.

In April 2016, the FASB issued ASU 2016-10, “Revenue from Contracts with Customers (Topic 606),” which clarifies two aspects of the guidance on accounting for revenue contracts with customers: identifying performance obligations and the licensing implementation guidance. The amendments in this ASU do not change the core principles for those areas. This standard will be effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Early adoption is not permitted. The Company is currently evaluating the potential impact the update may have on its financial position and results of operations.

In August 2016, the FASB issued ASU 2016-12, “Statement of Cash Flows (Topic 230),” which clarifies how certain cash receipts and payments are presented and classified in the statement of cash flows. This standard will be effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Early adoption is permitted. The amendments in ASU 2016-12 should be applied using a retrospective transition method to each period presented. The Company is currently evaluating the potential impact the update may have on its statement of cash flows.

3. Recent Accounting Pronouncements

In May 2014, the FASB issued Accounting Standards Update (“ASU”) 2014-09, “Revenue from Contracts with Customers (Topic 606).” ASU 2014-09 states that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. On July 9, 2015, the FASB voted to delay the effective date of the new revenue standard by one year but to permit entities to choose to adopt the standard as of the original effective date. The new standard will be effective for the Company on January 1, 2018. The Company is currently evaluating the method of adoption and the potential impact the update may have on its financial position and results of operations.

In September 2015, the FASB issued ASU 2015-16, “Simplifying the Accounting for Measurement-Period Adjustments (Topic 805).” ASU 2015-16 states that an entity must recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. ASU 2015-16 will be effective for annual periods beginning after December 15, 2015, including interim periods within those fiscal years. The new standard will be effective for the Company on January 1, 2016. The adoption of ASU 2015-16 is not expected to have a material impact on our financial statements.

In November 2015, the FASB issued ASU 2015-17, “Balance Sheet Classification of Deferred Taxes (Topic 740).” ASU 2015-17 simplifies the presentation of deferred income taxes by requiring that deferred tax assets and liabilities be classified as noncurrent on the balance sheet instead of separating into current and noncurrent amounts. ASU 2015-17 will be effective for annual periods beginning on or after December 15, 2016 and may be applied either prospectively or retrospectively. Early adoption is permitted. The Company has elected to early adopt this guidance on a prospective basis. The adoption of this update did not have an effect on our financial statements.

In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842)”, which requires companies that are lessees to recognize a right-of-use asset and lease liability for most leases that do not meet the definition of a short-term lease. For income statement purposes, leases will continue to be classified as either operating or financing. Classification will be based on criteria that are largely similar to those applied in current lease accounting. This standard will result in extensive qualitative and quantitative disclosure changes. This standard will be effective for annual reporting periods beginning after December 15, 2018, including interim periods within that reporting period. The Company is currently evaluating the impact of this ASU on its financial position and results of operations.